Schedules of Investments As of October 31, 2025

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 20.73% of Total Net Assets
232,340 Troy Oz.	Gold bullion (a)	$925,222,763
90,000 Coins	One-ounce gold coins (a)	368,530,600

	Total Gold Assets (identified cost $383,167,290)	$1,293,753,363

	SILVER ASSETS — 5.20% of Total Net Assets
6,759,398 Troy Oz.	Silver bullion (a)	$324,410,534

	Total Silver Assets (identified cost $122,124,237)	$324,410,534

Principal Amount
	SWISS FRANC ASSETS — 7.42% of Total Net Assets
CHF 75,000,000	1.250% Swiss Confederation Bonds, 05-28-26	$93,952,234
CHF 40,000,000	3.250% Swiss Confederation Bonds, 06-27-27	52,500,777
CHF 100,000,000	-.101% Swiss Confederation Bonds, 06-22-29 (b)	124,718,857
CHF 95,000,000	.500% Swiss Confederation Bonds, 05-27-30	121,053,433
CHF 55,000,000	.500% Swiss Confederation Bonds, 06-27-32	70,490,214

	Total Swiss Franc Assets (identified cost $423,756,338)	$462,715,515

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 14.60% of Total Net Assets

	NATURAL RESOURCES — 7.05% of Total Net Assets
500,000	APA Corporation	$11,325,000
350,000	BHP Group, Ltd. (c)	19,967,500
3,000,000	Birchcliff Energy, Ltd.	14,010,000
300,000	BP, p.l.c. (c)	10,539,000
500,000	Cameco Corporation	51,105,000
500,000	Canadian Natural Resources Ltd.	16,010,000
250,000	Chevron Corporation	39,430,000
250,000	ConocoPhillips	22,215,000
500,000	Devon Energy Corporation	16,245,000
250,000	Exxon Mobil Corporation	28,590,000
2,350,000	Freeport-McMoRan, Inc.	97,995,000
500,000	Murphy Oil Corporation	14,150,000
250,000	Nutrien, Ltd.	13,612,500
400,000	Occidental Petroleum Corporation	16,480,000
100,000	Occidental Petroleum Corporation warrants (a)	1,942,000
400,000	Ovintiv, Inc.	15,004,000
350,000	Rio Tinto p.l.c (c)	25,109,000
500,000	South32 Limited (c)	5,165,000
500,000	Vale S.A. (c)	6,045,000
400,000	Viper Energy Partners LP	15,024,000

		$439,963,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.55% of Total Net Assets
200,000	Alexander & Baldwin, Inc.	$3,194,000
150,000	American Tower Corporation	26,847,000
100,000	AvalonBay Communities, Inc.	17,392,000
175,000	BXP, Inc.	12,458,250
225,000	Centerspace	13,331,250
350,000	CubeSmart, L.P.	13,184,500
125,000	Digital Realty Trust, Inc.	21,301,250
100,000	Essex Property Trust, Inc.	25,177,000
150,000	Federal Realty Investment Trust	14,428,500
250,000	Highwoods Properties, Inc.	7,157,500
500,000	Kimco Realty Corporation	10,330,000
400,000	Millrose Properties, Inc.	12,884,000
750,000	Outfront Media, Inc.	13,267,500
225,000	Prologis, Inc.	27,920,250
225,000	Regency Centers Corporation	15,513,750
125,000	Simon Property Group, Inc.	21,970,000
400,000	STAG Industrial, Inc.	15,308,000
175,000	Texas Pacific Land Corporation	165,091,500
250,000	UDR, Inc.	8,422,500
500,000	UMH Properties, Inc.	7,270,000
250,000	Vornado Realty Trust	9,485,000
400,000	Weyerhaeuser Company	9,200,000

		$471,133,750

	Total Real Estate and Natural Resource Stocks (identified cost $607,543,051)	$911,096,750

	AGGRESSIVE GROWTH STOCKS — 18.04% of Total Net Assets

	AEROSPACE — .40% of Total Net Assets
50,000	Lockheed Martin Corporation	$24,594,000

		$24,594,000
	CHEMICALS — .39% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$14,555,400
100,000	Albemarle Corporation	9,823,000

		$24,378,400
	COMPUTER SOFTWARE & SERVICES — 4.67% of Total Net Assets
75,000	AppLovin Corporation Class A (a)	$47,799,750
60,000	Autodesk, Inc. (a)	18,080,400
1,000,000	Palantir Technologies, Inc. Class A (a)	200,470,000
300,000	Quantum Computing, Inc. (a)	5,013,000
150,000	Twilio, Inc. Class A (a)	20,232,000

		$291,595,150
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.80% of Total Net Assets
125,000	Arm Holdings plc (a)(c)	$21,227,500
200,000	Broadcom, Inc.	73,926,000
700,000	NVIDIA Corporation	141,743,000

		$236,896,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .42% of Total Net Assets
250,000	HF Sinclair Corporation	$12,900,000
100,000	Phillips 66	13,614,000

		$26,514,000
	ENGINEERING & CONSTRUCTION — .40% of Total Net Assets
200,000	Fluor Corporation (a)	$9,754,000
125,000	Lennar Corporation Class A	15,471,250

		$25,225,250
	ENTERTAINMENT & LEISURE — 1.93% of Total Net Assets
100,000	Disney (Walt) Company	$11,262,000
150,000	Meta Platforms, Inc. Class A	97,252,500
100,000	Wynn Resorts, Ltd.	11,899,000

		$120,413,500
	FINANCIAL SERVICES — 1.74% of Total Net Assets
350,000	Affirm Holdings, Inc. Class A (a)	$25,158,000
200,000	Morgan Stanley	32,800,000
200,000	Schwab (Charles) Corporation	18,904,000
125,000	State Street Corporation	14,457,500
50,000	Visa, Inc. Class A	17,037,000

		$108,356,500
	MANUFACTURING — 1.41% of Total Net Assets
100,000	Agilent Technologies, Inc.	$14,636,000
90,000	Illinois Tool Works, Inc.	21,952,800
150,000	IPG Photonics Corporation (a)	12,768,000
50,000	Parker-Hannifin Corporation	38,641,500

		$87,998,300
	MATERIALS — .30% of Total Net Assets
125,000	Nucor Corporation	$18,756,250

		$18,756,250
	PHARMACEUTICALS — .47% of Total Net Assets
60,000	Amgen, Inc.	$17,905,800
350,000	Structure Therapeutics, Inc. (a)	11,662,000

		$29,567,800
	RETAIL — 1.18% of Total Net Assets
50,000	Costco Wholesale Corporation	$45,572,500
50,000	Lululemon Athletica, Inc. (a)	8,527,000
100,000	Williams-Sonoma, Inc.	19,434,000

		$73,533,500
	TRANSPORTATION — .93% of Total Net Assets
150,000	Canadian Pacific Kansas City Limited	$10,792,500
60,000	FedEx Corporation	15,229,200
75,000	Ryder System, Inc.	12,692,250
200,000	Uber Technologies, Inc. (a)	19,300,000

		$58,013,950

	Total Aggressive Growth Stocks (identified cost $326,347,073)	$1,125,843,100

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 33.29% of Total Net Assets

	CORPORATE BONDS — 23.30% of Total Net Assets

	AEROSPACE — .49% of Total Net Assets
$12,500,000	7.500% BAE Systems, Inc., 07-01-27 (d)	$13,202,308
17,500,000	3.250% Northrop Grumman Corporation, 01-15-28	17,231,480

		$30,433,788
	AGRICULTURAL PRODUCTS — .17% of Total Net Assets
10,000,000	6.625% Archer-Daniels-Midland Company, 05-01-29	$10,692,255

		$10,692,255
	CHEMICALS — .89% of Total Net Assets
10,000,000	4.900% Air Products & Chemicals, Inc., 10-11-32	$10,304,180
7,500,000	3.750% RPM International, Inc., 03-15-27	7,455,791
17,500,000	4.800% Sherwin-Williams Company, 09-01-31	17,900,488
20,000,000	3.600% Westlake Corporation, 08-15-26	19,885,380

		$55,545,839
	CONSUMER PRODUCTS — 2.41% of Total Net Assets
12,000,000	4.000% Brown-Forman Corporation, 04-15-38	$10,802,766
15,000,000	4.150% Campbell’s (The) Company, 03-15-28	14,984,738
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,997,952
17,500,000	7.125% Conagra Brands, Inc., 10-01-26	17,954,991
5,621,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	5,594,008
15,000,000	2.100% Kellanova, 06-01-30	13,646,805
17,500,000	4.750% Nestle Capital Corporation, 03-12-31 (d)	17,918,163
40,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	37,308,480
17,500,000	3.375% Smucker (J. M.) Company, 12-15-27	17,267,932

		$150,475,835
	ELECTRICAL EQUIPMENT & ELECTRONICS — .42% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,491,750
15,000,000	3.000% Skyworks Solutions, Inc., 06-01-31	13,570,605

		$26,062,355
	ENERGY SERVICES & PROCESSING — 1.25% of Total Net Assets
22,500,000	5.000% Kinder Morgan, Inc., 02-01-29	$23,039,168
20,000,000	5.625% Oneok, Inc., 01-15-26 (d)	20,419,210
9,750,000	6.875% Oneok, Inc., 09-30-28	10,437,448
15,000,000	5.300% Williams Companies, Inc., 08-15-28	15,468,255
7,500,000	7.750% Williams Companies, Inc., 06-15-31	8,664,022

		$78,028,103
	ENGINEERING & CONSTRUCTION — .77% of Total Net Assets
32,500,000	4.750% Lennar Corporation, 11-29-27	$32,774,219
15,000,000	5.500% PulteGroup, Inc., 03-01-26	15,000,877

		$47,775,096

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 1.85% of Total Net Assets
$7,500,000	6.750% AmSouth Bancorporation, 11-01-25	$7,498,969
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (d)	7,462,069
15,000,000	3.750% Intercontinental Exchange, Inc., 12-01-25	14,993,325
15,000,000	4.700% Key Bank, N.A., 01-26-26	15,002,595
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	15,011,295
15,000,000	4.700% Manufacturers & Traders Trust Company, 01-27-28	15,194,580
15,000,000	4.875% Mastercard, Inc., 05-09-34	15,366,593
25,000,000	4.550% UBS Group, AG, 04-17-26	25,036,337

		$115,565,763
	INSURANCE — 1.19% of Total Net Assets
22,500,000	3.625% Alleghany Corporation, 05-15-30	$22,022,010
10,000,000	4.500% Brown & Brown, Inc., 03-15-29	10,010,475
12,500,000	6.920% Cincinnati Financial Corporation, 05-15-28	13,372,731
22,500,000	3.200% Loews Corporation, 05-15-30	21,545,145
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,473,079

		$74,423,440
	MANUFACTURING — 1.10% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,783,452
17,500,000	4.625% Kennametal, Inc., 06-15-28	17,632,519
15,000,000	4.600% Keysight Technologies, Inc., 04-06-27	15,073,530
10,000,000	5.350% Keysight Technologies, Inc., 07-30-30	10,396,105
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,531,480

		$68,417,086
	MATERIALS — .68% of Total Net Assets
20,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$18,633,270
25,000,000	3.500% Vulcan Materials Company, 06-01-30	24,164,950

		$42,798,220
	NATURAL RESOURCES — 3.14% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,516,249
9,300,000	7.000% ConocoPhillips, 03-30-29	10,084,018
12,500,000	3.900% Coterra Energy, Inc., 05-15-27	12,444,100
5,250,000	3.900% Coterra Energy, Inc., 05-15-27	5,226,522
6,500,000	4.375% Coterra Energy, Inc., 03-15-29	6,492,343
8,258,000	5.250% Devon Energy Corporation, 10-15-27	8,249,544
13,016,000	5.875% Devon Energy Corporation, 06-15-28	12,970,978
17,500,000	3.250% Diamondback Energy, Inc., 12-01-26	17,348,153
12,500,000	5.400% Glencore Funding, LLC, 05-08-28 (d)	12,862,094
10,000,000	4.050% Mosaic (The) Company, 11-15-27	9,974,140
12,500,000	7.300% Mosaic (The) Company, 01-15-28	13,204,912
10,000,000	4.000% Nutrien, Ltd., 12-15-26	10,038,165
15,000,000	5.375% Ovintiv, Inc., 01-01-26	15,013,005
22,500,000	5.650% Ovintiv, Inc., 05-15-28	23,159,857
10,300,000	4.125% Parsley Energy, LLC, 02-15-28 (d)	10,189,625
15,000,000	7.200% Pioneer Natural Resources Company, 01-15-28	16,016,910
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	5,000,020

		$195,790,635
	PHARMACEUTICALS — .50% of Total Net Assets
5,765,000	3.300% Bio-Rad Laboratories, Inc., 03-15-27	$5,697,310
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	5,141,217
20,000,000	4.150% Zoetis, Inc., 08-17-28	20,096,200

		$30,934,727

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 4.55% of Total Net Assets
$10,000,000	3.650% Boston Properties, L.P., 02-01-26	$9,977,785
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,912,815
10,000,000	5.850% Camden Property Trust, 11-03-26	10,158,300
20,000,000	4.100% Camden Property Trust, 10-15-28	20,052,230
12,500,000	2.000% COPT Defense Properties, 01-15-29	11,649,438
24,250,000	3.125% Cubesmart, L.P., 09-01-26	24,047,816
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,951,185
25,000,000	5.250% First Industrial, L.P., 01-15-31	25,575,250
10,000,000	4.125% Highwoods Realty, L.P., 03-15-28	9,892,250
6,025,000	2.800% Kimco Realty Corporation, 10-01-26	5,961,147
14,539,000	6.750% LXP Industrial Trust, 11-15-28	15,491,021
17,500,000	3.600% Mid-America Apartment Communities, Inc., 06-01-27	17,428,092
15,000,000	3.600% Regency Centers, L.P., 02-01-27	14,912,362
10,000,000	4.125% Regency Centers, L.P., 03-15-28	10,006,410
12,500,000	2.950% Regency Centers, L.P., 09-15-29	11,965,194
15,000,000	3.700% Regency Centers, L.P., 6-15-30	14,677,890
20,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	18,975,270
10,000,000	2.950% UDR, Inc., 09-01-26	9,914,560
29,750,000	4.400% UDR, Inc., 01-26-29	29,962,698
12,500,000	6.950% Weyerhaeuser Company, 10-01-27	13,152,181

		$283,663,894
	RETAIL — .23% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$7,015,305
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,510,804

		$14,526,109
	TRANSPORTATION — 2.44% of Total Net Assets
12,500,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$11,921,213
5,000,000	3.350% CSX Corporation, 11-01-25	4,999,353
15,000,000	4.250% CSX Corporation, 03-15-29	15,103,440
12,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	12,472,981
20,000,000	4.900% Hunt (J.B.) Transport Services, Inc., 03-15-30	20,480,340
7,500,000	4.200% Kirby Corporation, 03-01-28	7,479,289
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (d)	14,497,687
12,500,000	1.750% Ryder System, Inc., 09-01-26	12,272,531
30,000,000	2.375% Union Pacific Corporation, 05-20-31	27,445,350
22,500,000	7.620% UPS of America, Inc., 04-01-30	25,595,032

		$152,267,216
	UTILITIES — 1.06% of Total Net Assets
7,500,000	3.250% Entergy Mississsippi, LLC, 12-01-27	$7,363,380
12,500,000	4.400% Florida Power & Light Company, 05-15-28	12,643,519
30,000,000	5.150% Florida Power & Light Company, 06-15-29	31,165,170
15,000,000	3.950% National Fuel Gas Company, 09-15-27	14,919,217

		$66,091,286
	WASTE & ENVIRONMENTAL SERVICES — .16% of Total Net Assets
10,000,000	4.875% Republic Services, Inc., 04-01-29	$10,247,515

		$10,247,515

		$1,453,739,162

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 9.99% of Total Net Assets
$95,000,000	United States Treasury bills 3.014%, 11-13-25 (b)	$94,898,133
45,000,000	United States Treasury bills 3.574%, 12-02-25 (b)	44,859,435
55,000,000	United States Treasury notes 4.875%, 04-30-26	55,279,523
55,000,000	United States Treasury notes 4.125%, 06-15-26	55,132,921
60,000,000	United States Treasury notes 3.875%, 05-31-27	60,218,236
55,000,000	United States Treasury notes 3.750%, 08-15-27	55,125,711
55,000,000	United States Treasury notes 3.875%, 12-31-29	55,427,433
30,000,000	United States Treasury bonds 4.500%, 12-31-31	31,108,909
40,000,000	United States Treasury bonds 3.875%, 08-31-32	40,000,886
85,000,000	United States Treasury bonds 3.500%, 02-15-39	78,284,617
75,000,000	United States Treasury bonds 2.000%, 11-15-41	53,167,786

		$623,503,590

	Total Dollar Assets (identified cost $2,061,649,118)	$2,077,242,752

	Total Portfolio — 99.28% of total net assets (identified cost $3,924,587,107) (e)	$6,195,062,014
	Other assets, less liabilities (.72% of total net assets)	44,955,181

	Net assets applicable to outstanding shares	$6,240,017,195

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, these securities amounted to $159,237,116, or 2.55%, of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.37% of Total Net Assets
$1,500,000	United States Treasury notes 4.000%, 02-15-26	$1,500,239
1,500,000	United States Treasury notes 4.125%, 06-15-26	1,503,625
1,500,000	United States Treasury notes 1.500%, 08-15-26	1,474,091
1,500,000	United States Treasury notes 2.000%, 11-15-26	1,473,989
1,500,000	United States Treasury notes 4.125%, 01-31-27	1,507,921
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,512,000
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,503,428
1,500,000	United States Treasury notes 3.875%, 03-15-28	1,510,098

	Total Portfolio — 99.37% of total net assets (identified cost $11,920,168) (a)	$11,985,391
	Other assets, less liabilities (.63% of total net assets)	75,997

	Net assets applicable to outstanding shares	$12,061,388

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 85.20% of Total Net Assets

	AEROSPACE — 1.50% of Total Net Assets
$1,303,000	4.200% Hexcel Corporation, 02-15-27	$1,296,221

		$1,296,221
	CHEMICALS — 3.22% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$985,326
1,750,000	4.800% Sherwin-Williams Company, 09-01-31	1,790,048

		$2,775,374
	CONSUMER PRODUCTS — 10.91% of Total Net Assets
3,250,000	1.668% B.A.T. International Finance, p.l.c., 03-25-26	$3,215,313
1,750,000	4.000% Brown-Forman Corporation, 04-15-38	1,575,403
1,750,000	7.125% Conagra Brands, Inc., 10-01-26	1,795,499
1,737,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	1,728,659
1,250,000	1.500% Mondelez International, Inc., 02-04-31	1,083,911

		$9,398,785
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.87% of Total Net Assets
1,750,000	4.625% Avnet, Inc., 04-15-26	$1,748,845
1,750,000	3.000% Skyworks Solutions, Inc., 06-01-31	1,583,237

		$3,332,082
	ENERGY SERVICES & PROCESSING — 10.69% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,463,772
1,250,000	5.000% Oneok, Inc., 03-01-26	1,254,216
2,500,000	4.000% Oneok, Inc., 07-13-27	2,493,077

		$9,211,065
	ENGINEERING & CONSTRUCTION — 3.48% of Total Net Assets
3,000,000	5.500% PulteGroup, Inc., 03-01-26	$3,000,176

		$3,000,176
	FINANCIAL SERVICES — 5.49% of Total Net Assets
997,500	6.500% B. Riley Financial, Inc., 09-30-26	$775,257
3,000,000	4.700% Key Bank, N.A., 01-26-26	3,000,519
625,000	4.625% KKR Group Finance Company IX, 04-01-61	451,250
500,000	5.900% PNC Bank, N.A., 04-01-26	502,052

		$4,729,078
	INSURANCE — 7.71% of Total Net Assets
500,000	5.750% American National Group, Inc., 10-01-29	$516,453
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,501,571
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,049,584
249,600	7.950% F&G Annuities & Life, Inc., 12-15-53	260,782
1,000,000	3.750% Loews Corporation, 04-01-26	997,826
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,743,718
750,000	7.450% Phoenix Companies, Inc., 01-15-32	570,000

		$6,639,934

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2025 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 9.92% of Total Net Assets
$3,250,000	4.625% Kennametal, Inc., 06-15-28	$3,274,611
4,000,000	4.600% Keysight Technologies, Inc., 04-06-27	4,019,608
500,000	3.000% Keysight Technologies, Inc., 10-30-29	476,040
750,000	5.600% Nordson Corporation, 09-15-28	776,617

		$8,546,876
	MATERIALS — 3.31% of Total Net Assets
1,250,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$1,164,579
1,750,000	3.500% Vulcan Materials Company, 06-01-30	1,691,547

		$2,856,126
	NATURAL RESOURCES — 9.65% of Total Net Assets
1,000,000	3.900% Coterra Energy, Inc., 05-15-27	$995,528
180,000	4.375% Coterra Energy, Inc., 03-15-29	179,788
1,100,000	5.375% Ovintiv, Inc., 01-01-26	1,100,954
2,500,000	5.650% Ovintiv, Inc., 05-15-28	2,573,317
3,500,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	3,462,494

		$8,312,081
	REAL ESTATE — 9.76% of Total Net Assets
1,250,000	3.125% Cubesmart, L.P., 09-01-26	$1,239,578
1,250,000	2.250% Cubesmart, L.P., 12-15-28	1,184,246
538,000	3.375% Duke Realty, L.P., 12-15-27	518,502
500,000	7.600% First Industrial, L.P., 07-15-28	527,756
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,240,276
500,000	3.250% Liberty Property, L.P., 10-01-26	494,427
1,000,000	3.600% Regency Centers, L.P., 02-01-27	994,157
1,250,000	3.700% Regency Centers, L.P., 06-15-30	1,223,158
1,000,000	3.500% UDR, Inc., 07-01-27	989,610

		$8,411,710
	TRANSPORTATION — 1.23% of Total Net Assets
1,000,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,062,733

		$1,062,733
	WASTE & ENVIRONMENTAL SERVICES — 4.46% of Total Net Assets
3,750,000	4.875% Republic Services, Inc., 04-01-29	$3,842,818

		$3,842,818

	Total Corporate Bonds (identified cost $73,505,050)	$73,415,059

	UNITED STATES TREASURY SECURITIES — 2.61% of Total Net Assets
1,000,000	United States Treasury bills 3.014%, 11-13-25 (c)	$998,928
1,250,000	United States Treasury bills 3.222%, 11-18-25 (c)	1,247,989

	Total United States Treasury Securities (identified cost $2,246,341)	$2,246,917

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2025 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 13.96% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.44% of Total Net Assets
32,676	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	$700,574
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	946,800
25,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	457,750

		$2,105,124
	FINANCIAL SERVICES — 5.16% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (e)	$317,850
70,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	1,390,200
40,721	7.875% Compass Diversified Holdings, Preferred Class C (d)	757,003
15,000	7.500% Merchants Bancorp, Preferred Class C (e)	303,600
30,000	6.500% Schwab (Charles) Corporation, Preferred Class J (e)	598,500
65,000	4.875% WaFD, Inc., Preferred Class A (e)	1,075,100

		$4,442,253
	REAL ESTATE — 6.36% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$943,200
90,773	5.125% Kimco Realty Corporation, Preferred Class L (d)	1,986,450
28,383	6.250% Regency Centers Corporation, Preferred Class A (d)	672,677
80,000	5.875% Regency Centers Corporation, Preferred Class B (d)	1,881,600

		$5,483,927

	Total Preferred Stocks (identified cost $13,549,128)	$12,031,304

	Total Portfolio — 101.77% of total net assets (identified cost $89,300,519) (f)	$87,693,280
	Liabilities, less other assets (1.77% of total net assets)	(1,523,398)

	Net assets applicable to outstanding shares	$86,169,882

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, these securities amounted to $5,191,153, or 6.02%, of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2025 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 97.82% of Total Net Assets

	AEROSPACE — 3.43% of Total Net Assets
25,000	Lockheed Martin Corporation	$12,297,000

		$12,297,000
	CHEMICALS — 4.77% of Total Net Assets
30,000	Air Products & Chemicals, Inc.	$7,277,700
100,000	Albemarle Corporation	9,823,000

		$17,100,700
	COMPUTER SOFTWARE & SERVICES — 19.61% of Total Net Assets
35,000	AppLovin Corporation Class A (a)	$22,306,550
30,000	Autodesk, Inc. (a)	9,040,200
125,000	Palantir Technologies, Inc. Class A (a)	25,058,750
350,000	Quantum Computing, Inc. (a)	5,848,500
60,000	Twilio, Inc. Class A (a)	8,092,800

		$70,346,800
	ELECTRICAL EQUIPMENT & ELECTRONICS — 12.51% of Total Net Assets
65,000	Arm Holdings plc (a)(b)	$11,038,300
45,000	Broadcom, Inc.	16,633,350
85,000	NVIDIA Corporation	17,211,650

		$44,883,300
	ENERGY SERVICES & PROCESSING — 1.44% of Total Net Assets
100,000	HF Sinclair Corporation	$5,160,000

		$5,160,000
	ENGINEERING & CONSTRUCTION — 3.77% of Total Net Assets
125,000	Fluor Corporation (a)	$6,096,250
60,000	Lennar Corporation Class A	7,426,200

		$13,522,450
	ENTERTAINMENT & LEISURE — 7.75% of Total Net Assets
50,000	Disney (Walt) Company	$5,631,000
25,000	Meta Platforms, Inc. Class A	16,208,750
50,000	Wynn Resorts, Ltd.	5,949,500

		$27,789,250
	FINANCIAL SERVICES — 9.62% of Total Net Assets
100,000	Affirm Holdings, Inc. Class A (a)	$7,188,000
50,000	Morgan Stanley	8,200,000
75,000	Schwab (Charles) Corporation	7,089,000
60,000	State Street Corporation	6,939,600
15,000	Visa, Inc. Class A	5,111,100

		$34,527,700
	MANUFACTURING — 6.66% of Total Net Assets
30,000	Agilent Technologies, Inc.	$4,390,800
15,000	Illinois Tool Works, Inc.	3,658,800
50,000	IPG Photonics Corporation (a)	4,256,000
15,000	Parker-Hannifin Corporation	11,592,450

		$23,898,050
	MATERIALS — 1.25% of Total Net Assets
30,000	Nucor Corporation	$4,501,500

		$4,501,500

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2025 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 5.42% of Total Net Assets
500,000	Birchcliff Energy, Ltd.	$2,335,000
200,000	Freeport-McMoRan, Inc.	8,340,000
75,000	Nutrien, Ltd.	4,083,750
125,000	Ovintiv, Inc.	4,688,750

		$19,447,500
	PHARMACEUTICALS — 5.33% of Total Net Assets
25,000	Amgen, Inc.	$7,460,750
350,000	Structure Therapeutics, Inc. (a)	11,662,000

		$19,122,750
	REAL ESTATE — 3.53% of Total Net Assets
100,000	Millrose Properties, Inc.	$3,221,000
10,000	Texas Pacific Land Corporation	9,433,800

		$12,654,800
	RETAIL — 7.17% of Total Net Assets
15,000	Costco Wholesale Corporation	$13,671,750
25,000	Lululemon Athletica, Inc. (a)	4,263,500
40,000	Williams-Sonoma, Inc.	7,773,600

		$25,708,850
	TRANSPORTATION — 5.56% of Total Net Assets
50,000	Canadian Pacific Kansas City Limited	$3,597,500
25,000	FedEx Corporation	6,345,500
25,000	Ryder System, Inc.	4,230,750
60,000	Uber Technologies, Inc. (a)	5,790,000

		$19,963,750

	Total Portfolio — 97.82% of total net assets (identified cost $270,347,191) (c)	$350,924,400
	Other assets, less liabilities (2.18% of total net assets)	7,815,773

	Net assets applicable to outstanding shares	$358,740,173

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2025 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2025 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 1,176,784,656	$ 65,223	$ 624,556	$ 83,618,943
Investments other than securities	1,112,872,370	—	—	—

	2,289,657,026	65,223	624,556	83,618,943
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(19,182,119)	—	(2,231,795)	(3,041,734)
Investments other than securities	—	—	—	—

	(19,182,119)	—	(2,231,795)	(3,041,734)

Net unrealized appreciation (depreciation) of investments	$ 2,270,474,907	$ 65,223	$ (1,607,239)	$ 80,577,209

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2025 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2025 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2025. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2025 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$1,293,753,363	$—	$—	$1,293,753,363
Silver assets	324,410,534	—	—	324,410,534
Swiss franc assets	—	462,715,515	—	462,715,515
Real estate and natural resource stocks	911,096,750	—	—	911,096,750
Aggressive growth stocks †	1,125,843,100	—	—	1,125,843,100
Dollar assets:
Corporate bonds †	—	1,453,739,162	—	1,453,739,162
United States Treasury securities	—	623,503,590	—	623,503,590

Total Portfolio	$3,655,103,747	$2,539,958,267	$—	$6,195,062,014

	59.00%	41.00%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$11,985,391	$—	$11,985,391

Total Portfolio	$—	$11,985,391	$—	$11,985,391

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,260,279	$66,154,780	$—	$73,415,059
Preferred stocks †	12,031,304	—	—	12,031,304
United States Treasury securities	—	2,246,917		2,246,917

Total Portfolio	$19,291,583	$68,401,697	$—	$87,693,280

	22.00%	78.00%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$350,924,400	$—	$—	$350,924,400

Total Portfolio	$350,924,400	$—	$—	$350,924,400

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of October 31, 2025

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

By U.S. Mail:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

By Overnight Delivery Service:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105-1307

Note: It is imperative that the Suite number be used for deliveries.

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/25

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2025 Permanent Portfolio Family of Funds. All rights reserved.